Right of use assets and Lease liabilities (Details 2) - Bank Borrowings [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor Country		Chile
Currency		CLP
Type of amortization		At maturity
Interest rate		8.34%
Bank Borrowings Three [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Type of amortization	At maturity
Interest rate	7.17%
Bank Borrowings Four [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest rate	8.34%	8.34%
Bank Borrowings Five [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest rate	7.17%	5.70%
Bank Borrowings Six [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Type of amortization	At maturity
Interest rate	8.34%
Current Lease Liabilities [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 7,142,360	$ 9,120,616
Lease liabilities, Sub total	665,224	696,559
Lease liabilities, Sub total (leases IFRS)	6,477,136	8,424,057
Current Lease Liabilities [Member] | At cost [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,084,681	2,527,052
Lease liabilities, Sub total	184,943	172,154
Lease liabilities, Sub total (leases IFRS)	1,899,738	2,354,898
Current Lease Liabilities [Member] | At cost [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	5,057,679	6,593,564
Lease liabilities, Sub total	480,281	524,405
Lease liabilities, Sub total (leases IFRS)	4,577,398	6,069,159
Current Lease Liabilities [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	8,676,166	10,411,322
Lease liabilities, Sub total	1,387,953	1,407,287
Lease liabilities, Sub total (leases IFRS)	7,288,213	9,004,035
Current Lease Liabilities [Member] | Nominal Value [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,417,780	2,840,482
Lease liabilities, Sub total	367,886	352,055
Lease liabilities, Sub total (leases IFRS)	2,049,894	2,488,427
Current Lease Liabilities [Member] | Nominal Value [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	6,258,386	7,570,840
Lease liabilities, Sub total	1,020,067	1,055,232
Lease liabilities, Sub total (leases IFRS)	$ 5,238,319	$ 6,515,608
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | At cost [member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3	79,862,750-3
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 105,094	$ 177,321
Type of amortization	Monthly	Monthly
Interest rate	2.14%	2.14%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 46,742	$ 44,036
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 58,352	$ 133,285
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3	79,862,750-3
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 113,437	$ 190,916
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 49,257	$ 47,962
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 64,180	$ 142,954
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 560,130	$ 519,238
Type of amortization	Monthly	Monthly
Interest rate	3.95%	3.95%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 138,201	$ 128,118
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 421,929	$ 391,120
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 1,274,516	$ 1,216,371
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 318,629	$ 304,093
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 955,887	$ 912,278
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 5,257,241	$ 5,905,551
Type of amortization	Monthly	Monthly
Interest rate	2.96%	2.17%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,508,830	$ 1,700,536
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 3,748,411	$ 4,205,015
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 5,807,553	$ 6,080,375
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,585,174	$ 1,738,738
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,222,379	$ 4,341,637
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 178,543	$ 356,701
Type of amortization	Monthly	Monthly
Interest rate	2.61%	4.40%
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 81,801	$ 174,057
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 96,742	$ 182,644
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 198,685	$ 360,214
Type of amortization	Monthly	Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 86,780	$ 166,793
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 111,905	$ 193,421
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	Euros	Euros
Lease liabilities	$ 43,055	$ 57,488
Interest rate	1.80%	1.48%
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 10,764	$ 28,744
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 32,291	$ 28,744
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	Euros	Euros
Lease liabilities	$ 43,068	$ 59,382
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	10,767	29,691
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 32,301	$ 29,691
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	USD	USD
Lease liabilities	$ 379,786	$ 1,095,844
Type of amortization	Monthly	Monthly
Interest rate	3.17%	3.95%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 94,946	$ 197,018
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 284,840	$ 898,826
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	USD	USD
Lease liabilities	$ 127,670	$ 1,210,648
Type of amortization	Monthly	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 31,917	$ 226,897
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 95,753	$ 983,751
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 225,275	$ 737,912
Type of amortization	Monthly	Monthly
Interest rate	33.61%	31.26%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 64,814	$ 186,839
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 160,461	$ 551,073
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Lease liabilities	$ 289,871	$ 879,394
Type of amortization	Monthly	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 83,515	$ 222,679
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 206,356	$ 656,715
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 285,360	$ 161,357
Type of amortization	Monthly	Monthly
Interest rate	16.33%	23.59%
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 103,598	$ 40,403
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 181,762	$ 120,954
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 691,237	$ 283,309
Type of amortization	Monthly	Monthly
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 209,906	$ 70,951
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 481,331	$ 212,358
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor Country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 107,876	$ 109,204
Type of amortization	Monthly	Monthly
Interest rate	0.84%	0.84%
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 34,985	$ 27,301
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 72,891	$ 81,903
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor Country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 130,129	$ 130,713
Type of amortization	Monthly	Monthly
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 41,835	$ 32,678
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 88,294	$ 98,035